Carrying Amounts of Goodwill by Operating Reportable Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Goodwill [Line Items]
Goodwill	¥ 80,525	¥ 82,107	¥ 72,231
NIRT (formerly NET)
Goodwill [Line Items]
Goodwill	6,109	6,181
NIPC (formerly NCC)
Goodwill [Line Items]
Goodwill	912	922
NSNK
Goodwill [Line Items]
Goodwill	26,100	27,459
NCPL
Goodwill [Line Items]
Goodwill	16,462	17,148
NTSC
Goodwill [Line Items]
Goodwill	1,107	1,107
NCEL
Goodwill [Line Items]
Goodwill	6,561	6,561
NTMC
Goodwill [Line Items]
Goodwill	2,049	2,049
NMC
Goodwill [Line Items]
Goodwill	11,984	11,984
NMA
Goodwill [Line Items]
Goodwill	4,737	4,886
All others
Goodwill [Line Items]
Goodwill	¥ 4,504	¥ 3,810